Share capital - Narrative (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share capital	SFr 33,454	SFr 33,454
Share capital, paid-in percentage	100.00%
Class A
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	299,998,125
Par value per share (in CHF per share)	SFr 0.10
Class B
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	345,437,500
Par value per share (in CHF per share)	SFr 0.01